Share-Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 29, 2017
Disclosure of share-based payment arrangements [text block] [Abstract]
Ordinary shares of ESOP					417,000
Grant per share (in Dollars per share)				$ 0.156
Warrant to purchase ordinary shares	68,173
Options exercisable into ordinary shares		653,419
Stock options exercisable description		The options vest over periods of three to four years. The options are exercisable for a period of 10 years from the date of grant.
Fair value of options (in Dollars)		$ 570	$ 202